PUT OPTION LIABILITIES - Summary of the movements of the put (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
PUT OPTION LIABILITIES
Beginning balance	¥ 43,300	¥ 41,099
Changes in carrying amount		325
Repayment of put option liabilities	(11,619)
Ending balance	¥ 31,681	¥ 41,424